INTANGIBLE ASSETS	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

Intangible assets include patents purchased and are recorded based on their acquisition cost which consisted of the following:

	March 31, 2014	December 31, 2013

Patent rights	$7,204,937	$7,204,937
Accumulated amortization	(1,500,925)	(1,047,278)
Intangible assets, net	$5,704,012	$6,157,659

Intangible assets are comprised of patents with estimated useful lives between approximately 1 to 11 years. Once placed in service, the Company will amortize the costs of intangible assets over their estimated useful lives on a straight-line basis.  Costs incurred to acquire patents, including legal costs, are also capitalized as long-lived assets and amortized on a straight-line basis with the associated patent. Amortization of patents is included in operating expenses as reflected in the accompanying consolidated statements of operations. The Company assesses fair market value for any impairment to the carrying values.  As of March 31, 2014 and December 31, 2013 management concluded that there was no impairment to the acquired assets.

Amortization expense for the three months ended March 31, 2014 and 2013 was $453,647 and $17,547, respectively. Future amortization of intangible assets, net is as follows:

2014	$1,265,458
2015	1,484,209
2016	944,035
2017	639,626
2018	379,691
2019 and thereafter	990,993
Total	$5,704,012

On April 16, 2013, the Company through its subsidiary, Relay IP, Inc. acquired a US patent for $350,000. On April 22, 2013, the Company acquired 10 US patents, 27 foreign patents and 1 patent pending from CyberFone Systems valued at $1,135,512 (see note 3). In September 2013, the Company acquired 14 US patents for a total purchase price of $1,100,000. On November 13, 2013, the Company acquired four patents for 150,000 shares of the Company’s common stock, which the Company valued at $718,500 based on the fair market value of the stock issued. On December 16, 2013, the Company acquired certain patents from Delphi Technologies, Inc. for $1,700,000 pursuant to a Patent Purchase Agreement entered into on October 31, 2013 and Amended on December 16, 2013.

In connection with a settlement and license agreement dated June 4, 2013, the Company agreed to settle and release a certain defendant for past and future use of the Company’s patents. The defendant agreed to assign and transfer 3 US patents and rights valued at $1,000,000.

In connection with a settlement and license agreement dated December 22, 2013, the Company agreed to settle and release another defendant for past and future use of the Company’s patents, whereby the defendant agreed to assign and transfer 2 US patents and rights to the Company. The Company valued the two patents at an aggregate of $700,000.

Intangible assets include patents purchased and patents acquired in lieu of cash in licensing transactions. Patents purchased are recorded based at their acquisition cost and patents acquired in lieu of cash are recorded at their fair market value. Intangible assets consisted of the following:

	December 31, 2013	December 31, 2012	Weighted average amortization period (years)
Patents	$7,204,937	$500,925	3.78
Less: accumulated amortization	(1,047,278)	(8,773)
	$6,157,659	$492,152

Intangible assets are comprised of patents with estimated useful lives between approximately 1 to 11 years. Once placed in service, the Company amortizes the costs of intangible assets over their estimated useful lives on a straight-line basis. Costs incurred to acquire patents, including legal costs, are also capitalized as long-lived assets and amortized on a straight-line basis with the associated patent. Amortization of patents is included as an operating expense as reflected in the accompanying consolidated statements of operations. The Company assesses fair market value for any impairment to the carrying values. As of December 31, 2013 and 2012 management concluded that there was no impairment to the acquired assets.

Amortization expense for the years ended December 31, 2013 and 2012 was $1,038,505 and $8,773, respectively. Future amortization of current intangible assets, net is as follows:

2014	$1,719,105
2015	1,484,209
2016	944,035
2017	639,626
2018	379,691
2019 and thereafter	990,993
Total	$6,157,659

On April 16, 2013, the Company through its subsidiary, Relay IP, Inc. acquired a US patent for $350,000. On April 22, 2013, the Company acquired 10 US patents, 27 foreign patents and 1 patent pending from CyberFone Systems valued at $1,135,512 (see note 3). In September 2013, the Company acquired 14 US patents for a total purchase price of $1,100,000. On November 13, 2013, the Company acquired four patents for 150,000 shares of the Company’s common stock, which the Company valued at $718,500 based on the fair market value of the stock issued. On December 16, 2013, the Company acquired certain patents from Delphi Technologies, Inc. for $1,700,000 pursuant to a Patent Purchase Agreement entered into on October 31, 2013 and Amended on December 16, 2013.

In connection with a settlement and license agreement dated June 4, 2013, the Company agreed to settle and release a certain defendant for past and future use of the Company’s patents. The defendant agreed to assign and transfer 3 US patents and rights valued at $1,000,000 in lieu of an additional cash payment, which amount has been included in the Company’s revenue during the year ended December 31, 2013.

In connection with a settlement and license agreement dated December 22, 2013, the Company agreed to settle and release another defendant for past and future use of the Company’s patents, whereby the defendant agreed to assign and transfer 2 US patents and rights to the Company. The Company valued the two patents at an aggregate of $700,000 and included that amount in revenue during the year ended December 31, 2013.